PGIM Jennison Small Company Fund
Schedule of Investments (unaudited) as of June 30, 2025
Description	Shares	Value
Long-Term Investments 98.3%
Common Stocks
Automobile Components 1.3%
Dorman Products, Inc.*	334,054	$40,978,404
Banks 8.7%
Ameris Bancorp	149,331	9,661,716
Brookline Bancorp, Inc.	881,759	9,302,557
East West Bancorp, Inc.	574,959	58,059,360
Eastern Bankshares, Inc.	1,560,326	23,826,178
First Interstate BancSystem, Inc. (Class A Stock)	622,304	17,934,801
Heritage Financial Corp.	1,390,439	33,148,066
MidWestOne Financial Group, Inc.	612,299	17,615,842
Pinnacle Financial Partners, Inc.	174,649	19,282,996
Renasant Corp.	625,483	22,473,604
Western Alliance Bancorp(a)	311,088	24,258,642
Wintrust Financial Corp.	309,776	38,406,029
		273,969,791
Biotechnology 3.3%
Apellis Pharmaceuticals, Inc.*	399,010	6,906,863
Arcutis Biotherapeutics, Inc.*(a)	3,168,209	44,418,290
Caris Life Sciences, Inc.*	113,062	3,021,017
Crinetics Pharmaceuticals, Inc.*	266,372	7,660,859
Insmed, Inc.*	86,699	8,725,387
Natera, Inc.*	60,486	10,218,505
Newamsterdam Pharma Co. NV (Netherlands)*	734,723	13,305,834
Vaxcyte, Inc.*(a)	242,601	7,886,958
		102,143,713
Building Products 0.7%
Hayward Holdings, Inc.*	1,693,603	23,371,721
Capital Markets 1.9%
Acadian Asset Management, Inc.	586,043	20,652,155
Marex Group PLC (United Kingdom)	599,306	23,654,608
Moelis & Co. (Class A Stock)	221,672	13,814,599
		58,121,362
Chemicals 0.9%
Avient Corp.	569,911	18,413,825
Element Solutions, Inc.	389,374	8,819,321
		27,233,146
Commercial Services & Supplies 2.7%
ACV Auctions, Inc. (Class A Stock)*	2,333,882	37,855,566
GFL Environmental, Inc.	157,151	7,929,839
VSE Corp.(a)	295,407	38,692,409
		84,477,814
Construction & Engineering 0.7%
Great Lakes Dredge & Dock Corp.*	1,766,528	21,533,976
Consumer Staples Distribution & Retail 2.2%
Performance Food Group Co.*	796,518	69,671,429

PGIM Jennison Small Company Fund

PGIM Jennison Small Company Fund
Schedule of Investments (unaudited) (continued)
as of June 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Containers & Packaging 1.7%
Crown Holdings, Inc.	511,773	$52,702,384
Electric Utilities 1.5%
IDACORP, Inc.(a)	410,702	47,415,546
Electrical Equipment 1.7%
Generac Holdings, Inc.*(a)	196,354	28,119,857
Regal Rexnord Corp.	171,395	24,845,419
		52,965,276
Electronic Equipment, Instruments & Components 0.4%
Coherent Corp.*	155,453	13,867,962
Financial Services 3.1%
AvidXchange Holdings, Inc.*	931,384	9,118,249
Essent Group Ltd.	410,618	24,936,831
Flywire Corp.*	620,873	7,264,214
Shift4 Payments, Inc. (Class A Stock)*(a)	567,931	56,287,642
		97,606,936
Food Products 0.2%
Adecoagro SA (Brazil)(a)	640,475	5,853,942
Ground Transportation 0.3%
Saia, Inc.*	29,529	8,090,651
Health Care Equipment & Supplies 0.3%
iRhythm Technologies, Inc.*	61,544	9,475,314
Health Care Providers & Services 3.4%
Encompass Health Corp.	292,152	35,826,600
GeneDx Holdings Corp.*	125,911	11,622,844
Guardant Health, Inc.*	194,596	10,126,776
LifeStance Health Group, Inc.*	2,454,387	12,689,181
Omada Health, Inc.*(a)	97,828	1,790,252
Option Care Health, Inc.*	1,021,037	33,163,282
		105,218,935
Health Care Technology 0.5%
Waystar Holding Corp.*(a)	388,609	15,882,450
Hotel & Resort REITs 0.5%
Summit Hotel Properties, Inc.	3,018,911	15,366,257
Hotels, Restaurants & Leisure 3.6%
Churchill Downs, Inc.	457,441	46,201,541
Domino’s Pizza, Inc.	36,525	16,458,165
Shake Shack, Inc. (Class A Stock)*	134,898	18,966,659
Texas Roadhouse, Inc.	171,400	32,122,074
		113,748,439
Household Durables 0.8%
Century Communities, Inc.	76,091	4,285,445
Toll Brothers, Inc.	170,415	19,449,464
		23,734,909

PGIM Jennison Small Company Fund
Schedule of Investments (unaudited) (continued)
as of June 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Industrial REITs 0.9%
Plymouth Industrial REIT, Inc.	1,796,967	$28,859,290
Insurance 7.1%
Aspen Insurance Holdings Ltd. (Bermuda) (Class A Stock)*	386,527	12,164,005
Axis Capital Holdings Ltd.	454,951	47,233,013
Lincoln National Corp.	534,344	18,488,302
Markel Group, Inc.*(a)	34,430	68,769,105
RenaissanceRe Holdings Ltd. (Bermuda)	77,959	18,936,241
Ryan Specialty Holdings, Inc.(a)	488,745	33,229,773
Skyward Specialty Insurance Group, Inc.*	388,307	22,440,261
		221,260,700
Interactive Media & Services 1.8%
Pinterest, Inc. (Class A Stock)*	1,591,822	57,082,737
IT Services 0.4%
ASGN, Inc.*	267,022	13,332,408
Machinery 5.3%
Allison Transmission Holdings, Inc.	266,859	25,348,936
Enerpac Tool Group Corp.	430,792	17,472,924
Gates Industrial Corp. PLC*	1,435,327	33,055,581
Lindsay Corp.	198,838	28,682,381
RBC Bearings, Inc.*(a)	35,870	13,802,776
Trinity Industries, Inc.	1,744,282	47,113,057
		165,475,655
Marine Transportation 1.8%
Kirby Corp.*	500,617	56,774,974
Metals & Mining 3.1%
Eldorado Gold Corp. (Turkey)*	3,251,856	66,142,751
ERO Copper Corp. (Brazil)*	1,768,249	29,865,781
		96,008,532
Mortgage Real Estate Investment Trusts (REITs) 1.1%
Ladder Capital Corp.	3,255,277	34,994,228
Multi-Utilities 2.2%
NiSource, Inc.	1,747,093	70,477,732
Office REITs 1.1%
Cousins Properties, Inc.	1,108,781	33,296,693
Oil, Gas & Consumable Fuels 3.0%
Crescent Energy Co. (Class A Stock)	704,800	6,061,280
Gulfport Energy Corp.*	245,469	49,380,999
Permian Resources Corp.(a)	2,886,099	39,308,668
		94,750,947
Pharmaceuticals 1.4%
Elanco Animal Health, Inc.*	1,161,242	16,582,536
Tarsus Pharmaceuticals, Inc.*(a)	682,750	27,658,202
		44,240,738

PGIM Jennison Small Company Fund

PGIM Jennison Small Company Fund
Schedule of Investments (unaudited) (continued)
as of June 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Professional Services 2.6%
Huron Consulting Group, Inc.*	245,588	$33,778,173
Korn Ferry	459,923	33,726,154
Paycom Software, Inc.(a)	65,610	15,182,154
		82,686,481
Residential REITs 1.8%
Independence Realty Trust, Inc.	3,237,721	57,275,284
Retail REITs 0.8%
Urban Edge Properties	1,378,280	25,718,705
Semiconductors & Semiconductor Equipment 3.3%
Impinj, Inc.*(a)	57,007	6,331,767
MACOM Technology Solutions Holdings, Inc.*	252,930	36,242,340
Tower Semiconductor Ltd. (Israel)*	793,530	34,399,526
Universal Display Corp.	164,255	25,370,827
		102,344,460
Software 8.0%
Appfolio, Inc. (Class A Stock)*	65,131	14,998,367
AvePoint, Inc.*	884,895	17,087,322
Circle Internet Group, Inc.*(a)	72,677	13,175,613
Confluent, Inc. (Class A Stock)*	466,662	11,633,884
CyberArk Software Ltd.*	65,151	26,508,639
Descartes Systems Group, Inc. (The) (Canada)*(a)	88,174	8,962,446
Docusign, Inc.*	251,616	19,598,370
I3 Verticals, Inc. (Class A Stock)*	24,935	685,214
Intapp, Inc.*	419,429	21,650,925
Monday.com Ltd.*(a)	53,045	16,681,592
Procore Technologies, Inc.*	275,020	18,816,868
Q2 Holdings, Inc.*	494,820	46,310,204
Riskified Ltd. (Class A Stock)*	2,451,436	12,232,666
Sprout Social, Inc. (Class A Stock)*	1,031,233	21,563,082
		249,905,192
Specialized REITs 3.2%
Gaming & Leisure Properties, Inc.	1,678,119	78,334,595
National Storage Affiliates Trust	638,896	20,438,283
		98,772,878
Specialty Retail 1.9%
Boot Barn Holdings, Inc.*(a)	133,809	20,338,968
Burlington Stores, Inc.*(a)	126,289	29,379,873
Warby Parker, Inc. (Class A Stock)*	503,630	11,044,606
		60,763,447
Textiles, Apparel & Luxury Goods 3.7%
Kontoor Brands, Inc.	352,832	23,276,327
On Holding AG (Switzerland) (Class A Stock)*(a)	714,314	37,180,044
Ralph Lauren Corp.	205,295	56,308,312
		116,764,683
Trading Companies & Distributors 3.4%
Core & Main, Inc. (Class A Stock)*	761,909	45,981,208
Herc Holdings, Inc.(a)	91,995	12,114,822

PGIM Jennison Small Company Fund
Schedule of Investments (unaudited) (continued)
as of June 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors (cont’d.)
Rush Enterprises, Inc. (Class A Stock)	272,285	$14,025,400
WESCO International, Inc.	180,495	33,427,674
		105,549,104

Total Long-Term Investments (cost $2,536,469,189)		3,079,765,225

Short-Term Investments 9.2%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.508%)(wb)	63,693,098	63,693,098
PGIM Institutional Money Market Fund (7-day effective yield 4.532%) (cost $224,778,837; includes $224,091,169 of cash collateral for securities on loan)(b)(wb)	224,947,495	224,790,032

Total Short-Term Investments (cost $288,471,935)		288,483,130

TOTAL INVESTMENTS 107.5% (cost $2,824,941,124)		3,368,248,355
Liabilities in excess of other assets (7.5)%		(234,063,413)

Net Assets 100.0%		$3,134,184,942

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $220,868,577; cash collateral of $224,091,169 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Jennison Small Company Fund